                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21133

                            Clarion Investment Trust
               (Exact name of registrant as specified in charter)

                                 230 Park Avenue
                               New York, NY 10169
               (Address of principal executive offices) (Zip code)

                                  Daniel Heflin
                            Clarion Investment Trust
                                 230 Park Avenue
                               New York, NY 10169
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-883-2500

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Shareholders.

Attached hereto.

--------------------------------------------------------------------------------
CLARION TOTAL RETURN FUND
--------------------------------------------------------------------------------

Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Trustee

Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Yuriy Zubatyy
Chief Compliance Officer

Steven N. Fayne
Trustee

I. Trevor Rozowsky
Trustee

--------------------------------------------------------------------------------

Investment Adviser
   ING Clarion Capital
   230 Park Avenue
   New York, NY 10169

--------------------------------------------------------------------------------

Administrator
   The Bank of New York
   101 Barclay Street
   New York, NY 10286

--------------------------------------------------------------------------------

Custodian
   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746

--------------------------------------------------------------------------------

================================================================================

                                  CLARION TOTAL
                                   RETURN FUND

================================================================================

                                  Annual Report
                                October 31, 2004

                            CLARION TOTAL RETURN FUND
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

December 2004

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2003 through October 31, 2004. As of October 31, 2004, the net asset value of the Fund was $141,449,946 which included investments in 85 fixed income securities, with a net investment value of $138,182,703. The Fund also had $3,267,243 of other assets (including cash and cash equivalents) net of liabilities.

For the twelve months ending October 31, 2004, the Fund generated a net total return of 8.66% compared to a return of 5.54% for the Lehman Brothers Aggregate Bond Index. Since the inception of the Fund (July 15, 2002), the portfolio generated a net annual return of 7.61% compared to an annual return of 5.79% for the Lehman Brothers Aggregate Bond Index.

Market Summary

During 2004, new issue supply of approximately $76 billion through October 31, 2004 brought the CMBS market capitalization to approximately $550 billion. During this period, delinquencies of loans underlying CMBS transactions increased slightly, reaching 2.553%. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.003% and the worst performing quartile had average delinquencies of 7.302%.

During 2005, ING Clarion believes that new issue supply will remain strong. ING Clarion believes the commercial property markets will continue to stabilize, following several years of soft fundamentals. According to CoStar, as of the third quarter 2004, the office market posted a decrease in direct vacancy for the second consecutive quarter. Sublet vacant space has been declining since the first quarter of 2002, but direct vacancy has only come down in the last two quarters. However, rent growth remains flat in most markets. We continue to believe that properties financed in the peak of the cycle have significant exposure to lease roll-over risk in the near term and will experience considerable weakening in credit quality.

Portfolio Summary

From a credit perspective, the average credit rating of the Fund is A+. Since November 1, 2003, 28 securities have been upgraded and there were no downgrades. For the year ended October 31, 2004, the Fund made monthly distributions to shareholders at an annual rate of 5.63%. Since the inception of the Fund, it has made distributions at an average annual rate of 5.38%.

With regard to term structure exposure versus the benchmark, at October 31, 2004, the portfolio had a weighted average life of 7.32 years, while the Lehman Brothers Aggregate Bond Index had a weighted average life of 7.09 years. The modified duration of the Fund was 5.12 years, while the Lehman Brothers Aggregate Bond Index had a modified duration of 4.30 years.

As of October 31, 2004, the portfolio was constructed of 79.4% investment grade securities, 19.6% below-investment grade securities and 1.0% cash. The Fund's spread to Treasuries was 207 basis points, while the Lehman Brothers Aggregate Bond Index spread to Treasuries was 83 basis points. Due to the fundamental and defensive investment process employed, ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Bond Index.

If you have any questions regarding the Fund, please call me or Patrick McGinness at 212-883-2500.

Daniel Heflin
President

Performance Information

       Growth in Value of a $10,000 Investment in the Clarion Total Return
                Fund and the Lehman Brothers Aggregate Bond Index

                             [GRAPHIC APPEARS HERE]

 07/15/02                        $10,000   $10,000
--------------------------------------------------
  7/1/2002     0.13%    0.22%    $10,013   $10,022
 8/31/2002     1.82%    2.40%    $10,182   $10,240
 9/30/2002     3.47%    4.48%    $10,347   $10,448
10/31/2002     3.00%    4.08%    $10,300   $10,408
11/30/2002     2.97%    2.97%    $10,297   $10,297
12/31/2002     5.10%    5.41%    $10,510   $10,541
--------------------------------------------------
 1/31/2003     5.19%    5.17%    $10,519   $10,517
 2/28/2003     6.64%    6.92%    $10,664   $10,692
 3/31/2003     6.56%    6.84%    $10,656   $10,684
 4/30/2003     7.44%    7.60%    $10,744   $10,760
--------------------------------------------------
 5/31/2003     9.44%   10.24%    $10,944   $11,024
 6/30/2003     9.22%   10.52%    $10,922   $11,052
 7/31/2003     5.55%    6.68%    $10,555   $10,668
 8/31/2003     6.25%    6.94%    $10,625   $10,694
 9/30/2003     9.06%   10.57%    $10,906   $11,057
10/31/2003     8.05%    9.21%    $10,805   $10,921
--------------------------------------------------
11/30/2003     8.31%    9.70%    $10,831   $10,970
12/31/2003     9.41%   10.83%    $10,941   $11,083
 1/31/2004    10.29%   11.94%    $11,029   $11,194
 2/29/2004    11.48%   13.84%    $11,148   $11,384
 3/31/2004    12.31%   14.94%    $11,231   $11,494
 4/30/2004     9.39%   11.35%    $10,939   $11,135
--------------------------------------------------
 5/31/2004     8.95%   11.16%    $10,895   $11,116
 6/30/2004     9.58%   12.05%    $10,958   $11,205
 7/31/2004    10.66%   13.32%    $11,066   $11,332
 8/31/2004    12.77%   16.01%    $11,277   $11,601
 9/30/2004    13.08%   16.69%    $11,308   $11,669
10/31/2004    14.03%   18.66%    $11,403   $11,866
--------------------------------------------------

The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. All securities must be U.S. dollar denominated and non-convertible.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Bond Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                        One Year Ended        Inception to
                                       October 31, 2004   October 31, 2004 (a)
                                       ----------------   --------------------
Clarion Total Return Fund                    8.66%                7.61%
Lehman Brothers Aggregate Bond Index         5.54%                5.79%

(a)  Average annual total return from commencement of Fund operations (July 15,
     2002)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account     Expense Ratio       Expenses Paid
                                                Value       Value       Based on the         During the
                                               05/01/04    10/31/04   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Clarion Total Return Fund
   Actual                                     $1,000.00   $1,065.71         0.40%              $2.08
   Hypothetical (5% return before expenses)   $1,000.00   $1,023.12         0.40%              $2.04
----------------------------------------------------------------------------------------------------------

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2688 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2688 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Clarion Total Return Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Total Return Fund (the "Fund") as of October 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Total Return Fund at October 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               Ernet & Young LLP

New York, New York
December 22, 2004

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2004

                                                                                Principal
                                                                                 Amount          Value (a)
-----------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (81.57%)
-----------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.           6.380% due 12/18/10       $  4,000,000       $4,444,440
First Union - Lehman Brothers Commercial Mortgage
   Corp.                                            6.790% due 10/18/11          3,300,000        3,690,951
Bear Stearns Commercial Mortgage Securities, Inc.   7.780% due 02/15/10          3,000,000        3,495,000
Mortgage Capital Funding, Inc.                      6.000% due 02/18/08 (b)      3,600,000        3,312,844
Chase Commercial Mortgage Securities Corp.          6.390% due 11/18/08          3,000,000        3,225,960
CS First Boston Mortgage Securities Corp.           6.000% due 07/15/12 (b)      4,479,000        3,097,684
CS First Boston Mortgage Securities Corp.           5.530% due 07/15/14 (b)      3,000,000        3,036,450
Wachovia Bank Commercial Mortgage Trust             5.382% due 06/15/13 (b)      3,500,000        2,937,676
Salomon Brothers Mortgage Securities VII            5.045% due 07/18/12          2,827,000        2,903,894
BXG Receivables Note Trust                          4.445% due 10/01/11 (b)      2,839,807        2,869,980
DLJ Mortgage Acceptance Corp.                       7.760% due 05/15/07 (b)      2,600,000        2,809,768
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            0.370% due 11/12/22 (b)     72,864,857 (c)    2,806,434
DLJ Mortgage Acceptance Corp.                       7.830% due 10/12/06 (b)      2,500,000        2,663,850
LB UBS Commercial Mortgage Trust                    5.224% due 08/15/13 (b)      3,618,000        2,653,011
Chase Commercial Mortgage Securities Corp.          7.600% due 06/18/06          2,500,000        2,641,125
Commercial Mortgage Pass-Through Certificates       5.090% due 06/10/11          2,500,000        2,613,825
Mortgage Capital Funding, Inc.                      7.214% due 11/20/07 (b)      2,500,000        2,536,914
CS First Boston Mortgage Securities Corp.           5.226% due 11/15/14 (b)      3,000,000        2,465,625
DLJ Commercial Mortgage Corp.                       8.235% due 09/10/09          2,000,000        2,290,240
DLJ Commercial Mortgage Corp.                       7.860% due 06/10/09          2,000,000        2,251,440
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            5.056% due 01/12/13 (b)      3,727,000        2,251,195
Chase Commercial Mortgage Securities Corp.          6.484% due 02/14/11 (b)      2,000,000        2,225,140
Wachovia Bank Commercial Mortgage Trust             4.932% due 04/15/13 (b)      3,020,000        2,198,702
Wachovia Bank Commercial Mortgage Trust             5.411% due 07/15/14 (b)      2,000,000        2,031,020
GE Capital Commercial Mortgage Corp.                4.093% due 01/10/10          2,000,000        2,021,260
GS Mortgage Securities Corp. II                     6.526% due 08/15/11 (b)      1,795,000        2,015,372
LB UBS Commercial Mortgage Trust                    0.451% due 05/15/17 (b)     54,025,967 (c)    2,013,310
CS First Boston Mortgage Securities Corp.           5.790% due 08/15/14 (b)      2,000,000        2,003,100
GE Capital Commercial Mortgage Corp.                5.564% due 04/10/14 (b)      2,000,000        1,999,094
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            5.653% due 01/12/15 (b)      2,000,000        1,989,540
Merrill Lynch Mortgage Investors, Inc.              7.420% due 03/25/06          1,750,000        1,839,092
CS First Boston Mortgage Securities Corp.           6.067% due 03/15/13 (b)      1,750,000        1,821,155
DLJ Commercial Mortgage Corp.                       6.080% due 08/10/08          1,592,500        1,657,522
Bear Stearns Commercial Mortgage Securities, Inc.   6.502% due 02/12/06 (b)      1,500,000        1,560,630
Chase Commercial Mortgage Securities Corp.          7.370% due 02/19/07          1,439,050        1,537,208
Mortgage Capital Funding, Inc.                      5.750% due 12/21/26          1,500,000        1,479,727
Nationslink Funding Corp.                           6.001% due 11/20/07          1,380,273        1,415,678
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            5.721% due 07/12/17 (b)      1,300,000        1,271,050
Morgan Stanley Dean Witter Capital I                4.570% due 07/18/06          1,131,520        1,148,979
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            7.184% due 12/15/11 (b)      1,000,000        1,143,250
GS Mortgage Securities Corp. II                     6.771% due 05/03/11 (b)      1,000,000        1,131,720
Prudential Securities Secured Financing Corp.       7.193% due 04/15/09          1,000,000        1,125,350
First Union National Bank Commercial Mortgage
   Corp.                                            6.509% due 02/12/12          1,000,000        1,121,950
Chase Commercial Mortgage Securities Corp.          6.560% due 05/18/08          1,000,000        1,093,520
LB UBS Commercial Mortgage Trust                    5.250% due 07/15/13 (b)      1,120,000        1,091,940
Commercial Mortgage Acceptance Corp.                6.273% due 08/15/08          1,000,000        1,085,900
Bear Stearns Commercial Mortgage Securities, Inc.   5.817% due 05/14/09 (b)      1,000,000        1,032,890
GE Capital Commercial Mortgage Corp.                5.024% due 03/10/13 (b)      1,000,000        1,019,480
Commercial Mortgage Acceptance Corp.                6.790% due 08/15/08            962,252        1,015,628
CS First Boston Mortgage Securities Corp.           4.120% due 11/15/06 (b)      1,000,000          999,997
LB UBS Commercial Mortgage Trust                    4.647% due 02/15/13          1,000,000          988,422
LB UBS Commercial Mortgage Trust                    5.280% due 01/15/16 (b)      1,000,000          973,314
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            5.455% due 09/12/17 (b)      1,000,000          970,097
Morgan Stanley Dean Witter Capital I                5.980% due 09/15/06            805,843          824,981
Chase Commercial Mortgage Securities Corp.          7.370% due 05/19/07            750,000          816,082
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            0.302% due 06/12/24 (b)     62,311,411 (c)      803,231
Wachovia Bank Commercial Mortgage Trust             0.213% due 07/15/26 (b)    118,849,122 (c)      733,525
GE Capital Commercial Mortgage Corp.                0.051% due 07/10/19 (b)     74,808,742 (c)      727,635
Morgan Stanley Dean Witter Capital I                5.310% due 06/15/06            702,656          716,955
Wachovia Bank Commercial Mortgage Trust             6.370% due 04/15/06 (b)        600,000          579,808
DLJ Mortgage Acceptance Corp.                       7.660% due 04/15/07 (b)        500,000          541,375
Commercial Mortgage Pass-Through Certificates       2.670% due 12/15/06 (b)        500,000          500,000

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2004

                                                                             Principal
                                                                               Amount      Value (a)
-----------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
-----------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities
   Corp.                                            5.804% due 06/15/18(b)  $  500,000   $    496,093
Merrill Lynch Mortgage Investors, Inc.              7.120% due 04/18/07        361,789        385,309
Chase Commercial Mortgage Securities Corp.          6.600% due 12/19/07        120,000        130,121
TIAA Commercial Real Estate Securitization          5.770% due 09/19/06(b)     109,339        112,023
-----------------------------------------------------------------------------------------------------
   Total Commercial Mortgage-Backed Securities
   (Cost $113,351,602)                                                                    115,386,481
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (3.15%)
-----------------------------------------------------------------------------------------------------
La Quinta Properties                                8.875% due 03/15/11      1,000,000      1,130,000
Standard Pacific Corp.                              6.875% due 05/15/11      1,000,000      1,045,000
Petro Stopping Centers LP                           9.000% due 02/15/12        750,000        802,500
Ingles Markets, Inc.                                8.875% due 12/01/11        500,000        538,750
Meritage Corp.                                      7.000% due 05/01/14        500,000        512,500
Stater Brothers Holdings                            8.125% due 06/15/12        400,000        423,000
-----------------------------------------------------------------------------------------------------
   Total Corporate Bonds
   (Cost $4,330,273)                                                                        4,451,750
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (2.84%)
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Association               5.50% due 10/01/32       1,411,459      1,435,299
Federal National Mortgage Association               5.00% due 05/01/18       1,046,246      1,068,678
Federal Home Loan Mortgage Corporation              5.50% due 03/01/23       1,051,086      1,066,852
Federal Home Loan Mortgage Corporation              6.00% due 11/01/32         432,374        447,529
-----------------------------------------------------------------------------------------------------
   Total Mortgage-Backed Securities
   (Cost $4,018,975)                                                                        4,018,358
-----------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS
   (10.13%)
-----------------------------------------------------------------------------------------------------
United States Treasury Bond                         8.000% due 11/15/21      3,188,000      4,425,343
Government National Mortgage Association            5.888% due 08/16/42      3,390,505      3,459,905
Government National Mortgage Association            3.110% due 01/16/19      1,905,705      1,882,331
Government National Mortgage Association            5.503% due 09/16/44      1,061,342      1,050,106
Government National Mortgage Association            5.473% due 03/16/46      1,080,677      1,049,438
Government National Mortgage Association            5.185% due 01/16/45      1,078,382        988,573
Government National Mortgage Association            5.483% due 03/16/46        528,137        508,641
Government National Mortgage Association            5.558% due 03/16/44        514,056        505,924
Government National Mortgage Association            5.117% due 11/16/45        530,737        455,853
-----------------------------------------------------------------------------------------------------
   Total United States Government Agencies &
      Obligations
   (Cost $14,060,284)                                                                      14,326,114
-----------------------------------------------------------------------------------------------------
TOTAL SECURITIES (97.69%)
   (Cost $135,761,134) (d)                                                                138,182,703
-----------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (2.31%)                                                    3,267,243
-----------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                     $141,449,946
=====================================================================================================

(a)  See Note B to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2004 was $67,425,922 or 47.7% of net assets. See Note B5.
(c)  Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $135,761,134. At October 31, 2004 net unrealized appreciation for all securities based on tax cost was $2,421,569. This consisted of aggregate gross unrealized appreciation for all securities of $3,140,535 and aggregate gross unrealized depreciation for all securities of $718,966.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2004

The credit ratings of the Fund's investments are summarized below.

----------------------------------------------------------------------------------------------------------------------------------
Summary of Rating (Unaudited) - October 31, 2004

                                                                              Percentage of Net Assets by Rating
                                                        -------------------------------------------------------------------
Issuer                                                   AAA   AA+ to AA-  A+ to A-  BBB+ to BBB-  BB+ to BB-  B+ to B-  NR
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities
   Bear Stearns Commercial Mortgage Securities, Inc.     3.57                             0.73                                4.30
   BXG Receivables Note Trust                            2.03                                                                 2.03
   Chase Commercial Mortgage Securities Corp.            3.43     2.54                    2.28                                8.25
   Commercial Mortgage Acceptance Corp.                  1.49                                                                 1.49
   Commercial Mortgage Pass-Through Certificates         1.85                0.35                                             2.20
   CS First Boston Mortgage Securities Corp.             3.14                             5.56         1.74      2.19        12.63
   DLJ Commercial Mortgage Corp.                         1.17                             3.21                                4.38
   DLJ Mortgage Acceptance Corp.                         1.88     0.38       1.99                                             4.25
   First Union - Lehman Brothers Commercial Mortgage
      Corp.                                                       2.61                                                        2.61
   First Union National Bank Commercial Mortgage Corp.                       0.79                                             0.79
   GE Capital Commercial Mortgage Corp.                  1.95                0.72         1.41                                4.08
   GS Mortgage Securities Corp. II                       1.43     0.80                                                        2.23
   J.P. Morgan Chase Commercial Mortgage
      Securities Corp.                                   2.55                0.81         3.34                   1.59         8.29
   LB UBS Commercial Mortgage Trust                      1.42                0.70         1.46         1.88                   5.46
   Merrill Lynch Mortgage Investors, Inc.                0.27                1.30                                             1.57
   Morgan Stanley Dean Witter Capital I                  1.90                                                                 1.90
   Mortgage Capital Funding, Inc.                                                                      5.18                   5.18
   Nationslink Funding Corp.                             1.00                                                                 1.00
   Prudential Securities Secured Financing Corp.         0.80                                                                 0.80
   Salomon Brothers Mortgage Securities VII                       2.05                                                        2.05
   TIAA Commercial Real Estate Securitization            0.08                                                                 0.08
   Wachovia Bank Commercial Mortgage Trust               0.52                             1.85         3.63                   6.00
                                                        --------------------------------------------------------------------------
                                                        30.48     8.38       6.66        19.84        12.43      3.78    --  81.57
                                                        --------------------------------------------------------------------------

Corporate Bonds                                                                                        1.90      1.25         3.15
Mortgage-Backed Securities                               2.84                                                                 2.84
U.S. Gov't Agency & Obligations                         10.13                                                                10.13
                                                        --------------------------------------------------------------------------
                                                        43.45     8.38       6.66        19.84        14.33      5.03    --  97.69
                                                        ==========================================================================
----------------------------------------------------------------------------------------------------------------------------------

NR - Not rated.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

--------------------------------------------------------------------------------
Assets
      Investments, at Value (Cost $135,761,134)                     $138,182,703
      Cash                                                             1,323,687
      Receivable for Securities Sold                                   1,208,243
      Interest Receivable                                                875,948
      Receivable due from Adviser - Note C                                10,000
      Other Assets                                                         4,606
--------------------------------------------------------------------------------
   Total Assets                                                      141,605,187
--------------------------------------------------------------------------------
Liabilities
      Accrued Advisory Fee - Note C                                       79,130
      Accrued Administrative Fees - Note D                                34,200
      Accrued Audit Fees                                                  25,000
      Accrued Custodian Fees - Note D                                      8,735
      Other Accrued Expenses                                               8,176
--------------------------------------------------------------------------------
   Total Liabilities                                                     155,241
--------------------------------------------------------------------------------
Net Assets                                                          $141,449,946
================================================================================
Net Assets Consist of:
      Paid in Capital                                                138,973,844
      Accumulated Net Realized Gain                                       54,533
      Unrealized Appreciation                                          2,421,569
--------------------------------------------------------------------------------
Net Assets                                                          $141,449,946
================================================================================
Net Assets                                                          $141,449,946
Shares of Beneficial Interest
      Shares Issued and Outstanding (Unlimited Number Authorized)     13,713,849
      Net Asset Value Per Share                                     $      10.31
================================================================================

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

----------------------------------------------------------------------
Investment Income
   Interest                                               $ 7,735,332
----------------------------------------------------------------------
Expenses
   Investment Advisory Fees - Note C                          340,369
   Administrative Fees - Note D                                78,299
   Legal Fees                                                  32,981
   Audit Fees                                                  29,000
   Custodian Fees - Note D                                     17,699
   Insurance                                                   16,457
   Transfer Agent Fees - Note E                                15,300
   Trustees' Fees                                               5,000
   Other                                                        2,450
----------------------------------------------------------------------
   Total Expenses                                             537,555
   Reimbursement from Adviser - Note C                        (10,000)
----------------------------------------------------------------------
      Net Expenses                                            527,555
----------------------------------------------------------------------
Net Investment Income                                       7,207,777
----------------------------------------------------------------------
Realized and Unrealized Gain on Investments:
   Net Realized Gain on Investments                           712,907
   Net Change in Unrealized Appreciation on Investments     2,615,948
----------------------------------------------------------------------
Net Gain on Investments                                     3,328,855
----------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations      $10,536,632
======================================================================

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Year               Year
                                                                               Ended              Ended
                                                                         October 31, 2004   October 31, 2003
                                                                         -----------------------------------

------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
   Net Investment Income                                                   $  7,207,777       $  4,481,704
   Net Realized Gain on Investments                                             712,907          1,264,436
   Net Change in Unrealized Appreciation (Depreciation) on Investments        2,615,948         (1,142,943)
------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations                   10,536,632          4,603,197
------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income                                                     (7,866,151)        (5,350,661)
   Capital Gains                                                               (395,479)          (349,264)
------------------------------------------------------------------------------------------------------------
      Total Distributions                                                    (8,261,630)        (5,699,925)
------------------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest:
   Shares Issued                                                             20,000,300         49,000,415
   - In Lieu of Cash Distributions                                            8,261,638          5,699,925
   Shares Redeemed                                                          (15,000,115)                --
------------------------------------------------------------------------------------------------------------
      Net Increase from Transactions in Shares of Beneficial Interest        13,261,823         54,700,340
------------------------------------------------------------------------------------------------------------
   Total Increase                                                            15,536,825         53,603,612
Net Assets:
   Beginning of Year                                                        125,913,121         72,309,509
------------------------------------------------------------------------------------------------------------
   End of Year                                                             $141,449,946       $125,913,121
============================================================================================================
Shares Issued and Redeemed:
   Shares Issued                                                              1,923,051          4,861,278
   - In Lieu of Cash Distributions                                              817,096            559,833
   Shares Redeemed                                                           (1,514,918)                --
------------------------------------------------------------------------------------------------------------
      Net Increase in Shares of Beneficial Interest                           1,225,229          5,421,111
============================================================================================================

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2004

--------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                 $  10,536,632
   Adjustments to Reconcile Net Increase in Net Assets Resulting from
      Operations to Net Cash Used in Operating Activities:
      Cost of Securities Purchased                                       (116,429,045)
      Proceeds from Sale of Securities                                    104,175,695
      Adjustment to Cost of Interest Only Securities                          656,025
      Increase in Receivable for Securities Sold                           (1,208,243)
      Increase in Interest Receivable                                         (50,766)
      Increase in Receivable Due from Adviser                                 (10,000)
      Increase in Other Assets                                                 (1,877)
      Decrease in Accrued Expenses                                            (43,350)
      Increase in Accrued Audit Fees                                           25,000
      Increase in Accrued Custodian Fees                                        8,735
      Increase in Accrued Administrative Fees                                  34,200
      Decrease in Accrued Advisory Fee                                        (11,681)
      Net Paydown Loss on Securities                                          195,365
      Net Amortization of Premium and Accretion of Discount                   497,308
      Net Change in Unrealized Appreciation on Investments                 (2,615,948)
      Net Realized Gain on Investments                                       (712,907)
--------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                             (4,954,857)
--------------------------------------------------------------------------------------
Cash Flows From Financing Activities:*
   Cash Subscriptions Received                                             20,000,300
   Cash Redemptions Paid                                                  (15,000,115)
--------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                          5,000,185
--------------------------------------------------------------------------------------
Net Increase in Cash                                                           45,328
Cash at Beginning of Year                                                   1,278,359
--------------------------------------------------------------------------------------
Cash at End of Year                                                     $   1,323,687
======================================================================================

* Non-cash financing activities not included herein consist of reinvestment of dividends of $8,261,638.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                                                Year               Year                Period
                                                                Ended              Ended                Ended
                                                          October 31, 2004   October 31, 2003   October 31, 2002 (1)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $  10.08           $  10.23          $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income (6)                                      0.54               0.52             0.16
   Net Realized and Unrealized Gain (Loss)                        0.30              (0.03)            0.25
--------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                            0.84               0.49             0.41
--------------------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                         (0.58)             (0.59)           (0.18)
   Capital Gains                                                 (0.03)             (0.05)              --
--------------------------------------------------------------------------------------------------------------------
      Total Distributions                                        (0.61)             (0.64)           (0.18)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $  10.31           $  10.08          $ 10.23
--------------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)                                            8.66%              4.94%            4.08%(3)(5)
--------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                         $141,450           $125,913          $72,310
Ratio of Net Expenses to Average Net Assets, After Fee
   Waiver/Reimbursement                                           0.39%              0.47%            0.50%(4)
Ratio of Net Expenses to Average Net Assets, Before Fee
   Waiver/Reimbursement                                           0.39%              0.47%            0.55%(4)
Ratio of Net Investment Income to Average Net Assets              5.29%              4.82%            5.15%(4)
Portfolio Turnover Rate                                             78%                65%              30%(5)
--------------------------------------------------------------------------------------------------------------------

(1)  Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during the period.
(4)  Annualized.
(5)  Not annualized.
(6)  Calculated based upon average shares outstanding during the period.

                       See Notes to Financial Statements.

                            CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

A. Organization: Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

          2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                OCTOBER 31, 2004

B. Summary of Significant Accounting Policies (continued):

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

          6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

C. Advisory Services: ING Clarion Capital (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's operating expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. Out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to, legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Such amount may be recovered by the Adviser no later than September 30, 2005. For the year ended October 31, 2003, the Adviser recovered $8,261 of previously waived expenses, in addition to $10,000 of organization expenses. In the year ended October 31, 2004, the Adviser reimbursed the Fund $10,000 of organization expenses which were previously recovered by the Adviser from the Fund in the year ended October 31, 2003. At October 31, 2004, the carryover of previously waived expenses potentially reimbursable to the Adviser is $0. The waiver agreement will continue until September 30, 2005 unless extended by the Adviser.

D. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Purchases and Sales: For the year ended October 31, 2004 the Fund made purchases of $77,614,317 and sales of $63,156,033 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $38,814,728 and sales of $41,019,662 long-term U.S. Government securities during the year.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                OCTOBER 31, 2004

G. Income Taxes: At October 31, 2004, the tax basis accumulated earnings were as follows:

Undistributed ordinary income          $       --
                                       ==========
Undistributed long-term capital gain   $   54,533
                                       ==========
Unrealized appreciation                $2,421,569
                                       ==========

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2004 and October 31, 2003, were as follows:

                            2004         2003
                         ----------   ----------
Ordinary income          $7,707,317   $5,699,925
Long-term capital gain      554,313           --
                         -----------------------
                         $8,261,630   $5,699,925
                         =======================

During the period ended October 31, 2004, as a result of permanent book to tax differences primarily due to dividend reclassifications, and the treatment of gains and losses on paydown securities, the Fund increased accumulated undistributed net investment income by $658,374 and decreased accumulated net realized gain by the same amount. Net assets were not affected by this reclassification.

H. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

I. Other: At October 31, 2004, 99.99% of total shares outstanding were held by one record shareholder.

                            CLARION TOTAL RETURN FUND
                             TRUSTEES AND OFFICERS
                                   (unaudited)

The trustees and executive officers of Clarion Total Return Fund and their principal occupations during the past five years are:

                                            Independent Trustees*
-----------------------------------------------------------------------------------------------------------------
                                                                                Number of             Other
                     Position(s)   Term of Office         Principal        Portfolios in Fund     Directorships/
Name, Address         Held with     and Length of   Occupation(s) During    Complex Overseen    Trusteeships Held
   and Age               Fund        Time Served        Past 5 Years           by Trustee           by Trustee
-----------------------------------------------------------------------------------------------------------------
I. Trevor Rozowsky     Trustee     Until death,     CFO/CCO Lydian                  4           Clarion Value
(age 43)                           resignation or   Trust Company; CEO,                         Fund Master,
                                   removal; since   Lydian Mortgage                             LLC; Clarion
                                   formation        company                                     CMBS Value
                                   June 2002                                                    Fund, Inc.; ING
                                                                                                Clarion Investors
                                                                                                LLC
-----------------------------------------------------------------------------------------------------------------
Steven N. Fayne        Trustee     Until death,     Managing Director,              4           Clarion Value
(age 53)                           resignation or   GMAC Commercial                             Fund Master,
                                   removal; since   Mortgage since Jan.                         LLC; Clarion
                                   July 2002        2002; Formerly,                             CMBS Value
                                                    Managing Director,                          Fund, Inc.; ING
                                                    ARCS Affordable                             Clarion Investors
                                                    Housing                                     LLC
-----------------------------------------------------------------------------------------------------------------

*    Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                                           Interested Trustees*
--------------------------------------------------------------------------------------------------------
                                                   Principal           Number of             Other
                Position(s)   Term of Office     Occupation(s)    Portfolios in Fund     Directorships/
Name, Address    Held with     and Length of     During Past 5     Complex Overseen    Trusteeships Held
   and Age          Fund        Time Served          Years            by Trustee           by Trustee
--------------------------------------------------------------------------------------------------------
Daniel Heflin   President,    Until death,     President and               3           Clarion Value
(age 41)        CEO and       resignation or   CEO, ING Clarion                        Fund Master,
                Trustee       removal; since   Capital                                 LLC; Clarion
                              formation                                                CMBS Value
                              June 2002                                                Fund, Inc.; ING
                                                                                       Clarion Capital
--------------------------------------------------------------------------------------------------------

*    "Interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                            CLARION TOTAL RETURN FUND
                        TRUSTEES AND OFFICERS (Continued)
                                   (unaudited)

                                                     Officers
-----------------------------------------------------------------------------------------------------------------
Name, Address      Position(s) Held   Term of Office and Length of Time       Principal Occupation(s) During Past
   and Age             with Fund                     Served                                 5 Years
-----------------------------------------------------------------------------------------------------------------
Daniel Heflin      President, CEO     Until death, resignation or removal,   President and CEO, ING Clarion
(age 41)           and Trustee        since formation June 2002              Capital
-----------------------------------------------------------------------------------------------------------------
Stephen Baines     Vice President     Until death, resignation or removal;   Chief Investment Officer, ING
(age 43)                              since formation June 2002              Clarion Capital; formerly, Founding
                                                                             Partner, James Howard, LP
-----------------------------------------------------------------------------------------------------------------
David N.           Vice President,    Until death, resignation or removal;   Chief Operating Officer, ING
Drinkwater         Secretary          since November 2003                    Clarion Capital; formerly, Founding
(age 39)                                                                     Partner, D70 Consulting Group
                                                                             LLC; Partner, Arthur Andersen LLP
-----------------------------------------------------------------------------------------------------------------
Joanne M. Vitale   Vice President     Until death, resignation or removal;   Director, ING Clarion Partners;
(age 48)                              since formation June 2002              formerly, Senior Vice President, ING
                                                                             Clarion Partners; Vice President,
                                                                             ING Clarion Partners
-----------------------------------------------------------------------------------------------------------------
Yuriy Zubatyy      Chief              Until death, resignation or removal;   Chief Compliance Officer and
(age 26)           Compliance         since September 2004                   Controller, ING Clarion Capital;
                   Officer                                                   formerly, Senior Associate, Deloitte
                                                                             & Touche LLP
-----------------------------------------------------------------------------------------------------------------

Additional information about the Trustees is available in the Fund's Statement of Additional Information dated October 31, 2004, which is available from the Fund at no charge by calling Patrick McGinness at (212) 883-2500.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees ("Board") has determined that I. Trevor Rozowsky qualifies as an Audit Committee Financial Expert ("ACFE").

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2004: $25,000
2003: $18,300

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

2004: $0
2003: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2004: $5,500
2003: $5,000

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2004: $0
2003: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Fund, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Fund for the period from November 1, 2003 to October 31, 2004 were $0.

(h) There were no non-audit services rendered by the principal accountant to the Fund's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust


By: /s/ Daniel Heflin
    ---------------------------
Name: Daniel Heflin
Title: President and Chief Executive Officer
Date: January 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    ---------------------------
Name: Daniel Heflin
Title: President and Chief Executive Officer
Date: January 6, 2005


By: /s/ Yuriy Zubatyy
    ---------------------------
Name: Yuriy Zubatyy
Title: Chief Financial Officer
Date: January 6, 2005